SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)				6 Months Ended		12 Months Ended
	Sep. 03, 2024	May 01, 2019	Apr. 30, 2019	Jun. 30, 2025 USD ($)	Jun. 30, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Product Information [Line Items]
Allowance for accounts receivable				$ 1,455,871		$ 1,428,805	$ 407,480	$ 400,262
Advance to suppliers							269,740	$ 68,511
Finite-lived intangible asset amortization useful life				10 years					10 years
Deferred tax assets valuation allowance				$ 0
Uncertain tax positions				0		0	0
Value added tax description	the company established a new subsidiary Xiamen Chunshang Health Technology Co., Ltd (“Xiamen Chunshang”) which as a small-scale enterprise. Xiamen Chunshang’s products and service are subject to 1%VAT.	the Company is no longer qualified as a small-scale enterprise. The Company’s grains, oil, and spices products are subject to 9% VAT, the other products are subject to 13% VAT.	the Company’s product sales revenues were subject to VAT at a reduced rate of 3% and subject to surcharges at a reduced surcharge rate of 6% of the VAT payable since the company is qualified as a small-scale enterprise.
Cash insured amount				69,797		68,500			¥ 500,000	¥ 500,000
Cash				33,341,081		43,396,977	16,062,047
Advances from customers				$ 444,351		$ 425,833	$ 1,004,832
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk, percentage				50.60%	20.30%	27.00%	33.30%	22.30%
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk, percentage				27.70%	16.80%	22.50%	28.90%	19.50%
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier Three [Member]
Product Information [Line Items]
Concentration risk, percentage				15.90%	14.60%	6.80%	13.00%	15.90%
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier Four [Member]
Product Information [Line Items]
Concentration risk, percentage						6.40%		11.40%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk, percentage				50.70%		64.60%	38.20%	29.40%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk, percentage				23.50%		17.80%		28.70%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Three [Member]
Product Information [Line Items]
Concentration risk, percentage				10.30%		12.00%		14.40%
PRC Bank [Member]
Product Information [Line Items]
Cash				$ 33,341,081		$ 43,396,977	$ 16,062,047
Chunshang Xiamen [Member]
Product Information [Line Items]
Value added tax description				product sales and services revenues were subject to VAT at a reduced rate of 1% and subject to surcharges at a reduced surcharge rate of 6% of the VAT payable.
Chunran Guangzhou [Member]
Product Information [Line Items]
Value added tax description				product sales and services revenues were subject to VAT at a reduced rate of 1% and subject to surcharges at a reduced surcharge rate of 6% of the VAT payable.